Debt (Parenthetical) (Detail) (USD $) In Billions, unless otherwise specified																				12 Months Ended			12 Months Ended			12 Months Ended				12 Months Ended
	Dec. 31, 2011 Series K Senior Notes 7.125 Percent Due November 2013	May 31, 2011 Series K Senior Notes 7.125 Percent Due November 2013	Dec. 31, 2010 Series K Senior Notes 7.125 Percent Due November 2013	Nov. 30, 2010 Series K Senior Notes 7.125 Percent Due November 2013	Dec. 31, 2011 Series O Senior Notes 6.375 Percent Due March 2015	Dec. 31, 2010 Series O Senior Notes 6.375 Percent Due March 2015	Dec. 31, 2011 Series Q Senior Notes 6.75 Percent Due June 2016	Dec. 31, 2010 Series Q Senior Notes 6.75 Percent Due June 2016	Dec. 31, 2011 Series S Senior Notes 6.875 Percent Due November 2014	Dec. 31, 2010 Series S Senior Notes 6.875 Percent Due November 2014	Dec. 31, 2011 Series T Senior Notes 9 Percent Due May 2017	Dec. 31, 2010 Series T Senior Notes 9 Percent Due May 2017	Dec. 31, 2011 Series V Senior Notes 6 Percent Due November 2020	Dec. 31, 2010 Series V Senior Notes 6 Percent Due November 2020	Dec. 31, 2011 Series W Senior Notes 5.875 Percent Due June 15, 2019	Dec. 31, 2010 Series W Senior Notes 5.875 Percent Due June 15, 2019	Dec. 31, 2011 Series Y Senior Notes 6 Percent Due October 2021	Nov. 30, 2011 Series Y Senior Notes 6 Percent Due October 2021	Dec. 31, 2010 Series Y Senior Notes 6 Percent Due October 2021	Dec. 31, 2011 Exchangeable 2004 Senior Debentures 3.25 Percent Due April 2024	Jun. 30, 2011 Exchangeable 2004 Senior Debentures 3.25 Percent Due April 2024	Dec. 31, 2010 Exchangeable 2004 Senior Debentures 3.25 Percent Due April 2024	Dec. 31, 2011 Exchangeable 2007 Senior Debentures 2.625 Percent Due April 2027	Aug. 31, 2011 Exchangeable 2007 Senior Debentures 2.625 Percent Due April 2027	Dec. 31, 2010 Exchangeable 2007 Senior Debentures 2.625 Percent Due April 2027	Dec. 31, 2011 Exchangeable 2009 Senior Debentures 2.5 Percent Due October 2029	Dec. 31, 2010 Exchangeable 2009 Senior Debentures 2.5 Percent Due October 2029	Dec. 31, 2011 Senior Notes 10.0 Percent Due May 2012	Dec. 31, 2010 Senior Notes 10.0 Percent Due May 2012	Dec. 31, 2011 Mortgages	Dec. 31, 2010 Mortgages
Debt interest rate	7.125%	7.125%	7.125%	7.125%	6.375%	6.375%	6.75%	6.75%	6.875%	6.875%	9.00%	9.00%	6.00%	6.00%	5.875%	5.875%	6.00%	6.00%	6.00%	3.25%	3.25%	3.25%	2.625%	2.625%	2.625%	2.50%	2.50%	10.00%	10.00%
Real estate assets use to secure mortgage debt																														$ 1.0	$ 1.1
Average interest rate																														5.00%	4.70%
Debt maturity date																				Apr. 15, 2024			Apr. 15, 2027			Oct. 15, 2029				Dec. 31, 2023